UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

BMO LGM Frontier Markets Equity Fund

Schedule of Investments

November 30, 2014 (Unaudited)

LGM Frontier Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of November 30, 2014

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 84.1%

Bangladesh - 1.2%
British American Tobacco Bangladesh Co., Ltd.	10,200	$356,878
Botswana - 1.2%
Letshego Holdings Ltd.	1,297,110	376,131
Cambodia - 3.4%
NagaCorp Ltd.	1,294,000	1,034,499
Colombia - 2.9%
Almacenes Exito SA	50,994	614,038
Bolsa de Valores de Colombia	30,618,510	288,599

		902,637

Costa Rica - 0.8%
Florida Ice & Farm Co. SA	176,388	235,527
Croatia - 1.1%
Ledo DD	242	327,220
Egypt - 9.2%
Commercial International Bank Egypt SAE GDR	184,216	1,228,721
Eastern Tobacco	37,565	919,417
Juhayna Food Industries (1)	583,162	700,605

		2,848,743

Georgia - 4.4%
Bank of Georgia Holdings PLC	40,070	1,355,685
Ghana - 0.3%
Fan Milk Ltd.	50,900	79,407
Kenya - 5.8%
Barclays Bank of Kenya Ltd.	1,800,400	338,324
British American Tobacco Kenya Ltd.	50,400	502,882
East African Breweries Ltd.	261,100	882,877
Uchumi Supermarkets Ltd.	595,500	60,738

		1,784,821

Mauritius - 2.0%
MCB Group Ltd.	96,510	623,657
Netherlands - 1.4%
OCI (1) (2)	11,810	423,446
Nigeria - 11.7%
Access Bank PLC	1,915,800	81,654
Afren PLC (1)	211,714	171,136
Cadbury Nigeria PLC	816,291	201,661
Guaranty Trust Bank PLC	12,466,260	1,745,486
Nestle Nigeria PLC	60,875	293,209
Nigerian Breweries PLC	620,850	598,492
Zenith Bank PLC	4,508,346	522,670

		3,614,308

Oman - 4.3%
BankMuscat SAOG	324,980	560,485
Oman Telecommunications Co. SAOG	175,274	760,279

		1,320,764

Pakistan - 2.6%
Lucky Cement Ltd.	170,300	796,412

Peru - 2.2%
BBVA Banco Continental SA	416,907	681,160
Philippines - 3.3%
Universal Robina Corp.	237,750	1,032,959
Senegal - 3.8%
Sonatel	27,291	1,174,352
Tunisia - 2.0%
Delice Holding (1)	74,095	602,447
Turkmenistan - 2.7%
Dragon Oil PLC	106,880	835,567
United Arab Emirates - 6.3%
Aramex PJSC	1,419,463	1,201,870
First Gulf Bank PJSC	149,957	732,832

		1,934,702

United States - 2.4%
PriceSmart, Inc. (2)	7,561	733,115
Vietnam - 7.0%
Phu Nhuan Jewelry JSC	20,800	39,758
Vietnam Dairy Products JSC	459,108	2,124,159

		2,163,917

Zimbabwe - 2.1%
Delta Corp. Ltd.	564,665	638,072

Total Common Stocks (identified cost $27,293,188)		25,876,426

Mutual Funds - 4.8%

Romania - 4.8%
Fondul Proprietatea SA	5,720,500	1,487,720

Total Mutual Funds (identified cost $1,441,845)		1,487,720

Participation Notes - 7.9%

Luxembourg - 2.8%
Etihad Etisalat Co., Issued by Merrill Lynch International & Co., Maturity Date 3/2/2017 (3)	33,543	473,292
Jarir Marketing Co., Issued by Merrill Lynch International & Co., Maturity Date 3/2/2017 (3)	7,790	384,358

		857,650

United Kingdom - 5.1%
Herfy Food Services Co., Issued by HSBC Bank PLC, Maturity Date 10/8/2015 (3)	22,752	595,613
Herfy Food Services Co., Issued by HSBC Bank PLC, Maturity Date 7/6/2017 (3)	9,101	238,251
Saudi Dairy & Foodstuff Co., Issued by HSBC Bank PLC, Maturity Date 6/26/2015 (3)	23,200	749,594

		1,583,458

Total Participation Notes (identified cost $2,425,376)		2,441,108

Short-Term Investments - 6.9%

Collateral Investment for Securities on Loan - 3.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.150% (4)		1,165,763
Mutual Funds - 3.1%
State Street Institutional Liquid Reserves Fund, 0.080%	954,240	954,240

Total Short-Term Investments (identified cost $2,120,003)		2,120,003

Total Investments - 103.7% (identified cost $33,280,412)	31,925,257
Other Assets and Liabilities - (3.7)%	(1,143,903)

Total Net Assets - 100.0%	$30,781,354

LGM Frontier Markets Equity Fund

Industry Allocation

As of November 30, 2014

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$1,779,178	5.8%
Banks	7,247,016	23.5
Beverages	2,319,343	7.5
Building Materials	796,412	2.6
Chemicals	423,446	1.4
Diversified Financial Services	664,730	2.2
Food	4,819,959	15.6
Holding Companies-Diversified	1,261,729	4.1
Lodging	1,034,499	3.4
Oil & Gas	1,006,703	3.3
Retail	1,386,910	4.5
Telecommunications	1,934,631	6.3
Transportation	1,201,870	3.9

Total Common Stocks	25,876,426	84.1
Participation Notes	2,441,108	7.9
Collateral Investment for Securities on Loan	1,165,763	3.8
Mutual Funds	2,441,960	7.9

Total Investments	31,925,257	103.7
Other Assets and Liabilities	(1,143,903)	(3.7)

Total Net Assets	$30,781,354	100.0%

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of November 30, 2014.

(1)	Non-income producing.

(2)	Certain shares are temporarily on loan to unaffiliated brokers-dealers.

(3)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(4)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

Additional Information Associated with the Schedules of Investments

1. Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals. The Fund’s inception date is December 18, 2013.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at November 30, 2014 are as follows:

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
$33,280,412	$2,176,039	$(3,531,194)	$(1,355,155)

3. Securities Lending

The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in the State Street Navigator Securities Lending Prime Portfolio money market fund. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program was invested in the State Street Navigator Securities Lending Prime Portfolio Money Market Fund at November 30, 2014 in the amount of $1,165,763. The value of securities loaned at November 30, 2014 was $1,135,662.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Fund has adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with
U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended November 30, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities as of November 30, 2014. It is the Fund’s policy to recognize transfers between category levels at the end of the period.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$25,876,426	$—	$—	$25,876,426
Mutual Funds	1,487,720	—	—	1,487,720
Participation Notes	857,650	1,583,458	—	2,441,108
Short-Term Investments	2,120,003	—	—	2,120,003

Total	$30,341,799	$1,583,458	$—	$31,925,257

(1)	All sub-categories within Common Stocks represent Level 1 evaluation status.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2014 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

/s/ John M. Blaser
By: John M. Blaser
President
January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 27, 2015

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
January 27, 2015